UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014
Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2013 (Unaudited)

ATAC Inflation Rotation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 97.6%
iShares Core S&P 500 Fund	58,475	$10,640,111
iShares Russell 1000 Fund	105,491	10,649,316
iShares Russell 1000 Growth Fund	127,228	10,673,157
iShares Russell 1000 Value Fund	115,139	10,642,298
iShares S&P 100 Fund	131,707	10,665,633
iShares S&P 500 Growth Fund	110,429	10,613,331
iShares S&P 500 Value Fund	126,639	10,644,008
SPDR S&P 500 Fund	162,577	29,426,437
Vanguard Large-Cap Fund	128,362	10,659,181
Vanguard Mega Cap Fund	172,178	10,659,539

Total Exchange-Traded Funds
(Cost $125,740,876)		125,273,011

SHORT-TERM INVESTMENT - 3.4%
Invesco Treasury Portfolio, 0.02% ^
(Cost $4,411,425)	4,411,425	4,411,425

Total Investments - 101.0%
(Cost $130,152,301)		129,684,436
Other Assets and Liabilities, Net - (1.0%)		(1,276,981)
Total Net Assets - 100.0%		$128,407,455

^	Variable Rate Security- The rate shown is the rate in effect as of November 30, 2013.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended November 30, 2013, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares	Dividend Income	Realized Gain (Loss)
Direxion Daily Emerging Markets Bull 3X	-	663,226	663,226	-	$ -	$ 1,870,594
PIMCO 25+ Year Zero Coupon US Treasury Fund	141,342	147,720	289,062	-	$ -	$ (1,099,395)
SPDR Barclays Long Term Treasury Fund	50,624	49,336	99,960	-	$ 15,255	$ (140,883)
Vanguard Extended Duration Treasury Fund	196,605	193,336	389,941	-	$ -	$ (1,484,155)
Vanguard Long-Term Government Bond Fund	94,599	92,228	186,827	-	$ 15,402	$ (260,958)

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2013:
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$125,273,011	$-	$-	$125,273,011
Short-Term Investment	4,411,425	-	-	4,411,425
Total Investments	$129,684,436	$-	$-	$129,684,436

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

ATAC Inflation Rotation Fund

Cost of investments	$130,152,301

Gross unrealized appreciation	-
Gross unrealized depreciation	(467,865)
Net unrealized depreciation	$(467,865)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  January 17, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  January 17, 2014